Bank Borrowings (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended	5 Months Ended	12 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended		12 Months Ended	0 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended
	Jun. 30, 2014 CNY	Jun. 30, 2014 2013 Facility 1 and 2014 Facility 1 [Member] CNY	Jan. 31, 2013 2013 Facility 1 [Member] CNY	Feb. 28, 2013 2013 Facility 1 [Member] USD ($)	Feb. 28, 2013 2013 Facility 1 [Member] CNY	Jun. 30, 2014 2013 Facility 1 [Member] CNY	Jun. 30, 2013 2013 Facility 1 [Member] CNY	Jan. 31, 2013 2013 Facility 1 [Member] USD ($)	Feb. 28, 2014 2014 Facility 1 [Member] CNY	Jun. 30, 2014 2014 Facility 1 [Member] USD ($)	Jun. 30, 2014 2014 Facility 1 [Member] CNY	Feb. 28, 2014 2014 Facility 1 [Member] USD ($)	Jun. 30, 2014 2013 Facility 2 and 2014 Facility 3 [Member] CNY	Feb. 04, 2013 2013 Facility 2 [Member] CNY	Feb. 28, 2013 2013 Facility 2 [Member] USD ($)	Feb. 28, 2013 2013 Facility 2 [Member] CNY	Jun. 30, 2014 2013 Facility 2 [Member] CNY	Jun. 30, 2013 2013 Facility 2 [Member] CNY	Feb. 04, 2013 2013 Facility 2 [Member] USD ($)	Jun. 30, 2014 2014 Facility 3 [Member] USD ($)	May 31, 2014 2014 Facility 3 [Member] CNY	Jun. 30, 2014 2014 Facility 3 [Member] CNY	May 31, 2014 2014 Facility 3 [Member] USD ($)	Jun. 30, 2014 2013 Facility 3 and 2014 Facility 2 [Member] CNY	Mar. 05, 2014 2013 Facility 3 [Member] USD ($)	Feb. 14, 2014 2013 Facility 3 [Member] USD ($)	Feb. 14, 2013 2013 Facility 3 [Member] CNY	Feb. 28, 2013 2013 Facility 3 [Member] USD ($)	Feb. 28, 2013 2013 Facility 3 [Member] CNY	Jun. 30, 2014 2013 Facility 3 [Member] CNY	Jun. 30, 2013 2013 Facility 3 [Member] CNY	Feb. 14, 2013 2013 Facility 3 [Member] USD ($)	Mar. 31, 2014 2014 Facility 2 [Member] CNY	Jun. 30, 2014 2014 Facility 2 [Member] CNY	Mar. 31, 2014 2014 Facility 2 Part 1 [Member] USD ($)	Jun. 30, 2014 2014 Facility 2 Part 1 [Member] USD ($)	Jun. 30, 2014 2014 Facility 2 Part 1 [Member]	Mar. 31, 2014 2014 Facility 2 Part 2 [Member] CNY	Jun. 30, 2014 2014 Facility 2 Part 2 [Member] CNY	Jun. 30, 2014 2014 Facility 2 Part 2 [Member]
Line of Credit Facility [Line Items]
Term of loan facility agreement			1 year						2 years					18 months													18 months
Maximum amount of loan the group can borrow								$ 40,000				$ 21,000							$ 13,000				$ 18,000									$ 20,000			$ 20,000			85,000
Reference rate						1, 2 or 3 months London Interbank Offered Rate					3 months LIBOR						1 month LIBOR					1 month LIBOR								3 month LIBOR							3 month LIBOR			bank's cost of funds
Percentage added to the reference rate to compute the floating interest rate			1.50%						2.95%					1.25%							1.00%						1.75%								1.25%			1.25%
Loan drew down				35,000	214,809					21,000					13,000	79,786				1,000								20,000	122,748							20,000			85,000
Commitment fee for the undrawn balance of the facility				25	154
Pledged time deposits for this bank facility			258,000											93,121													138,600
Transaction costs			4,187						1,475					2,740							452						1,985						3,281
Transaction costs that have not been amortized		1,073					2,550						258					1,790						2,893							1,436
Interest expense incurred	7,146					2,205	1,584				1,211						1,013	525				66								1,869	1,014			782
Cash deposited as interest reserve														893					145
Outstanding balance under facility																				14,000
Percentage of loan shall be repaid within twelve months after the drawdown																												30.00%	30.00%
Percentage of loan shall be repaid within eighteen months after the drawdown																												70.00%	70.00%
Amount of loan repaid																									$ 14,000	$ 6,000